Defined Benefit Liabilities (Assets) - Details of Defined Benefit Liabilities (Assets) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Present value of defined benefit obligations	₩ 1,142,324	₩ 1,121,679
Fair value of plan assets	(1,294,567)	(1,292,416)
Defined benefit assets	(154,329)	(170,737)
Defined benefit liabilities	₩ 2,086	₩ 0